Segment, Customer and Geographic Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segments revenues	$ 77,786	$ 78,155	$ 64,353
Segments operating profit	9,816	10,309	6,248
Depreciation, amortization and impairment expenses	2,571	2,924	3,258
Operating Segments [Member]
Segments revenues	77,786	78,155	64,353
Segments operating profit	9,816	10,309	6,248
Segments tangible and intangible assets	44,682	48,793	45,899
Depreciation, amortization and impairment expenses	2,571	2,924	2,616
Expenditure for assets	2,721	3,266	2,399
Operating Segments [Member] | Cellocator segment [Member]
Segments revenues	23,764	24,364	22,707
Segments operating profit	1,110	2,742	1,660
Segments tangible and intangible assets	8,611	9,026	8,359
Depreciation, amortization and impairment expenses	174	144	321
Expenditure for assets	158	197	135
Operating Segments [Member] | MRM Segment [Member]
Segments revenues	62,402	62,208	49,620
Segments operating profit	8,477	7,569	4,708
Segments tangible and intangible assets	34,620	37,799	35,392
Depreciation, amortization and impairment expenses	2,397	2,780	2,295
Expenditure for assets	2,563	3,069	2,264
Operating Segments [Member] | Elimination [Member]
Segments revenues	8,380	(8,417)	(7,974)
Segments operating profit	229	(2)	(120)
Segments tangible and intangible assets	1,451	1,968	2,148
Depreciation, amortization and impairment expenses
Expenditure for assets